SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and credit risk (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
FDIC, deposit at financial institutions	$ 6,061,340	$ 6,869,664
Accounts receivable | Credit concentration risk
Concentration Risk [Line Items]
Number of advertisers	2
Number of publishers		1
Accounts receivable | Credit concentration risk | Advertiser/ publisher one
Concentration Risk [Line Items]
Concentration of risk (as a percent)	21.60%	17.60%
Accounts receivable | Credit concentration risk | Advertiser/ publisher two
Concentration Risk [Line Items]
Concentration of risk (as a percent)	11.00%
Revenue | Customer concentration risk
Concentration Risk [Line Items]
Number of publishers	2	2	1
Revenue | Customer concentration risk | Publisher one
Concentration Risk [Line Items]
Concentration of risk (as a percent)	68.90%	45.60%	45.30%
Revenue | Customer concentration risk | Publisher two
Concentration Risk [Line Items]
Concentration of risk (as a percent)	12.80%	13.60%
Accounts payable | Supplier concentration risk
Concentration Risk [Line Items]
Number of publishers	5	2
Accounts payable | Supplier concentration risk | Publisher one
Concentration Risk [Line Items]
Concentration of risk (as a percent)	22.10%	67.60%
Accounts payable | Supplier concentration risk | Publisher two
Concentration Risk [Line Items]
Concentration of risk (as a percent)	16.00%	13.00%
Accounts payable | Supplier concentration risk | Publisher three
Concentration Risk [Line Items]
Concentration of risk (as a percent)	15.70%
Accounts payable | Supplier concentration risk | Publisher four
Concentration Risk [Line Items]
Concentration of risk (as a percent)	14.60%
Accounts payable | Supplier concentration risk | Publisher five
Concentration Risk [Line Items]
Concentration of risk (as a percent)	14.30%